NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest due	$ 4,939	$ 4,079	$ 3,116
Total advances receivable	78,375	80,251	79,411
Advance G W [Member]
Customer Advances, Current	52,414	54,529	54,496
Advance J M [Member]
Customer Advances, Current	$ 21,022	$ 21,643	$ 21,799